Derivative Instruments - Realized and unrealized gain (loss) on derivative instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net gain (loss) on derivative instruments
Total realized gain (loss):	$ 14,569	$ (2,980)	$ (10,094)
Total unrealized gain (loss):	(9,200)	38,490	20,054
Total realized and unrealized gain (loss) on derivative instruments:	5,369	35,510	9,960
Interest rate swap contracts
Net gain (loss) on derivative instruments
Total realized gain (loss):	14,648	(2,478)	(10,094)
Total unrealized gain (loss):	(9,200)	38,490	$ 20,054
Foreign exchange forward contracts
Net gain (loss) on derivative instruments
Total realized gain (loss):	$ (79)	$ (502)